                       united states
            securities and exchange commission
                        washington, d.c. 20549

                             form n-csr

   certified shareholder report of registered management
                          investment companies

Investment Company Act file number       811-21237

Unified Series Trust
-----------------------------------------------------
(Exact name of registrant as specified in charter)

  431 N. Pennsylvania St. Indianapolis, IN                           46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:            10/31
                        -----------------

Date of reporting period:  10/31/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

       Corbin Small-Cap Value Fund


         Annual Report


      October 31, 2003


            Fund Advisor:

     Corbin & Company Capital Management
        3113 South University Drive
              Suite 500
            Fort Worth, TX 76109


          Toll Free (800) 924-6848

                 Corbin Small-Cap Value Fund

Management's Discussion and Analysis
                                                                November 3, 2003
Dear Shareholder:

     As of October 31, 2003, the Fund's portfolio contained 27 equities. As always, if you need to contact us, please do not hesitate.

PERFORMANCE DISCUSSION

     The Fund generated a total return of 36.19% for the twelve months ended October 31, 2003. The Russell 2000 return for that period was 43.37%, and the S&P 600 Small-Cap Index finished with a return of 33.57%.

     Our big winner for this period of time was a stock in the telecommunications sector, a stock we have since sold. We were able to buy the company at near bankruptcy levels and hold it for a very positive return. In addition, we had several stocks that benefited from being on the smaller end of the capitalization spectrum. This is because of the pending economic recovery and the fact that smaller stocks tend to be the main beneficiaries of this sort of economic development.

     Finally, the Fund's emphasis on non-financial stocks was also a large positive, as interest rates and funds flows have hampered financial shares. At the end of the year, your fund built a moderately large cash position, as we took profits in many of the stocks that did so well for us during the last year. We felt very content to "lock in" our gains and wait for better buying opportunities in the New Year.

FOCUS ON THE TOP FIVE HOLDINGS ( as of October 31, 2003)

     Chase Corporation (CCF) (3.58% of portfolio): Located in Bridgewater, Massachusetts, Chase Corporation produces tapes and protective coatings used by the electronic, public utility, and oil industries. Products include insulating and conducting materials for electrical and telephone wire, electrical repair tapes, protective pipe coatings, thermoelectric insulation for electrical equipment, and moisture protective coatings for electronics. Chase also provides circuit board manufacturing services. Co-founder Edward Chase owns approximately 33% of the company through a trust, and son Peter Chase (president, CEO and COO) owns about 16%.

     Duckwall-ALCO Stores, Inc (DUCK) (3.39% of portfolio): Duckwall headquarters is located in Abilene, Kansas, and the retailer runs more than 180 ALCO discount stores and about 80 Duckwall variety stores in small towns in 21 states in the central United States. The ALCO stores are situated in towns with populations of 5,000 or fewer, and these stores account for more than 90% of the company's sales. Product lines include crafts, electronics, fabrics, furniture, hardware, toys and apparel. The smaller Duckwall stores carry about a third of ALCO's merchandise and are located in towns with populations below 2,500. The 100-year-old company plans to open approximately eight new ALCO stores in 2003 and ten in 2004.

     Flanders Corporation (FLDR) (3.15% of portfolio): Flanders Corporation produces air filters under such brand names as Air Seal, Eco-Air, and Precisionarie. Its products include high-efficiency particulate air (HEPA) filters used in industrial cleanrooms, as well as standard residential and commercial heating, ventilation, and air-conditioning filters. The company derives most of its sales from aftermarket replacement filters that it sells directly to wholesalers, distributors, and retail outlets. Flanders' customers include Abbot Laboratories, Motorola, Wal-Mart, and leading semiconductor manufacturers. President and CEO Robert Amerson owns about 22% of the company.

     Forgent Networks (FORG) (14.42% of portfolio): Based in Austin, Texas, Forgent Networks is a company that transitioned from being a developer of videoconferencing software to becoming a provider of enterprise collaborative software. Forgent's products extend traditional audio and videoconferencing technology by adding the ability to exchange documents and graphics over telecommunications networks. Its ALLIANCE products also offer scheduling software that allows end-users to set up their own videoconferences, reserve resources, and invite participants. In addition, the company provides videoconferencing support services, including technical assistance and network consulting.

     FTI Consulting (FCN) (5.04% of portfolio): Located in Annapolis, Maryland, FTI Consulting provides expert testimony through its litigation support and consulting services, which range from forensic analysis, jury consulting, and courtroom visual aids to accident reconstruction, fire investigation, and consulting on intellectual property and scientific issues. FTI also provides financial services such as corporate restructuring, forensic accounting, and fraud investigation. The firm's approximately 2,500 clientele include corporations, law firms, banks, and insurance companies.

FINAL THOUGHTS

     Thank you once again for choosing the Corbin Small-Cap Value Fund. The Fund's ticker symbol is CORBX, and it can be found on most quotation services. If you have any questions or comments, please contact me at dcorbin@corbincom.com or (800) 490-9333. We appreciate your confidence in the Fund and look forward to success in the future.

Sincerely,



David A. Corbin, CFA
President and Chief
Investment Officer

--------------------------------------------------------------------------------
                                                 Average Annual Total Returns
                                           (for periods ended October 31, 2003)

                                                                 Since Inception
                               One Year        Five Years        (June 10, 1997)
                               ---------   ----------------   ------------------

Corbin Small Cap Value Fund*   36.19%              7.62%                0.28%

S&P 600 Index**                33.57%             11.03%                8.79%

Russell 2000 Index**           43.37%              8.34%                6.34%

-------------------------------------------------------------------------------

     The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

     * Return figures reflect any change in price per share and assume the reinvestment of all distributions.

     ** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 600 Index and the Russell 2000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.

     Comparison of the Growth of a $10,000 Investment in the Corbin Small-Cap Value Fund, S&P 600 Index, and Russell 2000 Index

              Corbin        Russell      S&P
      6/10/97     10,000.00    10,000.00     10,000.00
     10/31/97     11,030.00    11,257.83     11,420.62
      4/30/98     11,172.96    12,594.84     12,749.58
     10/31/98      7,051.00     9,924.82     10,157.17
      4/30/99      7,125.56    11,429.41     11,098.27
     10/31/99      7,189.47    11,400.35     11,379.31
      4/30/00      8,467.59    13,534.72     13,341.97
     10/31/00      7,572.90    13,384.83     14,253.77
      4/30/01      6,854.97    13,147.85     14,419.81
     10/31/01      8,683.68    11,684.91     13,335.37
      4/30/02     10,373.36    14,025.70     16,804.53
     10/31/02      7,475.23    10,333.17     12,830.65
      4/30/03      7,250.66    11,113.80     13,285.13
     10/31/03     10,180.86    14,814.17     17,137.94

     The chart above assumes an initial investment of $10,000 made on June 10, 1997 (commencement of Fund operations) and held through October 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                 Corbin Small-Cap Value Fund
             Schedule of Investments in Securities
                        October 31, 2003


Common Stocks - 63.45%                                              Number
                                                                   of Shares              Value
                                                                    -----------------------------

Electric Lighting & Wiring Equipment - 3.67%
Chase Corp.                                                             45,000      $    566,550
                                                                                   --------------

General Merchandise Stores - 3.47%
Duckwall-Alco Stores, Inc. (a)                                          36,000           535,680
                                                                                   --------------

Hardware & Software Development - 2.74%
Procera Networks, Inc. (a)                                              98,000           423,458
                                                                                   --------------

In Vitro & In Vivo Diagnostic Substances - 1.39%
North American Scientific, Inc. (a)                                     30,000           215,100
                                                                                   --------------

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 3.23%
Flanders Corp. (a)                                                     100,000           498,000
                                                                                   --------------

Insurance Agents, Brokers & Service - 1.83%
Clark, Inc. (a)                                                         18,800           282,940
                                                                                   --------------

Partitions, Shelving, Lockers, & Office & Store Fixtures - 0.72%
Knape & Vogt Manufacturing Co                                            9,500           111,720
                                                                                   --------------

Plastics Products - 2.59%
American Biltrite, Inc.                                                 60,000           399,000
                                                                                   --------------

Radio & TV Broadcasting & Communications Equipment - 14.77%
Forgent Networks, Inc. (a)                                             750,000         2,280,000
                                                                                   --------------

Railroads, Line-Haul Operating - 1.38%
RailAmerica, Inc. (a)                                                   20,000           212,400
                                                                                   --------------

Retail - Eating Places - 4.78%
BUCA, Inc. (a)                                                          80,000           447,200
Jack In The Box Inc (a)                                                 16,000           291,040
                                                                                   --------------
                                                                                         738,240
                                                                                   --------------

Retail - Miscellaneous Shopping Goods Stores - 1.17%
Borders Group Inc (a)                                                    8,000           181,200
                                                                                   --------------

Security Brokers, Dealers & Flotation Companies - 3.05%
LaBranche & Co., Inc.                                                   20,000           211,800
Van der Moolen Holding NV ADR (c)                                       30,000           258,900
                                                                                   --------------
                                                                                         470,700
                                                                                   --------------

Services - Advertising - 1.68%
Valassis Communications, Inc. (a)                                       10,000           259,000
                                                                                   --------------

Services - Management Consulting Services - 5.16%
FTI Consulting, Inc. (a)                                                40,000           796,000
                                                                                   --------------

Services - Prepackaged Software - 0.24%
IQ Biometrix, Inc. (a)                                                  31,000            36,270
                                                                                   --------------

Services - To Dwellings & Other Buildings - 1.01%
ABM Industries, Inc.                                                    10,000           155,600
                                                                                   --------------

Special Industry Machinery (No Metalworking Machinery) - 2.24%
Surebeam Corp. (a)                                                   1,063,000           345,475
                                                                                   --------------


The accompanying notes are an integral part of the financial statements.

                          Corbin Small-Cap Value Fund
                     Schedule of Investments in Securities
                                 October 31, 2003


Common Stocks - 63.45% - continued                                  Number
                                                                   of Shares             Value
                                                                    -----------------------------

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.52%
Roanoke Electric Steel Corp.                                             8,000          $ 79,848
                                                                                   --------------

Sugar & Confectionery Products - 3.04%
Rocky Mountain Chocolate Factory                                        41,200           469,721
                                                                                   --------------

Telephone Communications (No Radiotelephone) - 1.75%
Level 3 Communications, Inc. (a)                                        50,000           269,500
                                                                                   --------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 3.02%
Molecular Imaging Corp. (a)                                          1,109,500           465,990
                                                                                   --------------

TOTAL COMMON STOCKS (Cost $11,784,108)                                                 9,792,392
                                                                                   --------------

Convertible Preferred Stock - 4.15%

Dura Automotive Systems Capital Trust, 7.50%                            20,200           407,636
U.S. Restaurant Properties, Inc., 7.72%                                 10,000           233,750
                                                                                   --------------

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $654,648)                                        641,386
                                                                                   --------------

Preferred Stock - 1.17%
American Coin Merchandising Trust, 11.00%                               20,000           180,000
                                                                                   --------------

TOTAL PREFERRED STOCK (Cost $178,149)
                                                                                         180,000
                                                                                   --------------
Short-Term Investments - 33.65%                                     Principal
                                                                     Amount
                                                                    -----------
U.S. Treasury & Agency Obligations - 19.43%
Federal Home Loan Bank Discount Note, 0.00%, 11/19/2003              3,000,000         2,998,573
                                                                                   --------------

Money Market Securities - 14.22%
Huntington Money Market Fund - Investment Shares, 0.20% (b)          2,194,289         2,194,289
                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $5,192,862)                                         5,192,862
                                                                                   --------------

TOTAL INVESTMENTS (Cost $17,809,767) - 102.42%                                     $  15,806,640
                                                                                   --------------

Liabilities in excess of cash and other assets - (2.42%)                                (373,981)
                                                                                   --------------

TOTAL NET ASSETS - 100.00%                                                         $  15,432,659
                                                                                   ==============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.
(c) American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

                 Corbin Small-Cap Value Fund
              Statement of Assets and Liabilities
                         October 31, 2003


          ASSETS
               Investments in securities, at value
                (cost $17,809,767)                                                       $ 15,806,640
               Dividends and interest receivable                                               15,739
               Receivable for Fund shares sold                                                 28,400
                                                                                     -----------------
               Total Assets                                                                15,850,779
                                                                                     -----------------

          LIABILITIES
               Payable for Fund shares repurchased                                            182,297
               Payable for securities purchased                                               211,206
               Accrued advisory fees                                                           24,617
                                                                                     -----------------
               Total Liabilities                                                              418,120
                                                                                     -----------------

          NET ASSETS                                                                     $ 15,432,659
                                                                                     =================

          NET ASSETS CONSIST OF :
          Paid in surplus                                                                $ 18,950,701
          Accumulated net realized gain (loss) from
                 investment transactions                                                   (1,514,915)
          Net unrealized appreciation (depreciation) on investments                        (2,003,127)
                                                                                     -----------------

                                                                                         $ 15,432,659
                                                                                     =================

          Shares Outstanding                                                                1,621,516
                                                                                     -----------------

          Net asset value and
               offering price per share                                                        $ 9.52
                                                                                     =================

          Redemption price per share (a)                                                       $ 9.33
                                                                                     =================



     (a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of the financial statements.

                 Corbin Small-Cap Value Fund
                   Statement of Operations
              For the Year Ended October 31, 2003

          Investment Income:
               Dividend income                                                          $ 102,054
               Interest income                                                             15,474
                                                                                  ----------------
               Total investment income                                                    117,528
                                                                                  ----------------

          Expenses:
               Investment Advisor fees                                                    166,474
               Interest expense                                                             2,596
               Trustee expense                                                              2,270
                                                                                  ----------------
               Total expenses before waiver of Advisor fees                               171,340
               Less: Waiver of Advisor fees                                                (1,352)
                                                                                  ----------------
               Net Expenses                                                               169,988
                                                                                  ----------------
               Net Investment Income / (Loss)                                             (52,460)
                                                                                  ----------------

          Net Realized and Unrealized Gains (Losses)
            on Investments:
               Net realized gain (loss) on securities transactions                       (467,790)
               Net change in unrealized appreciation (depreciation)
                 on investments                                                         3,549,488
                                                                                  ----------------
                Net realized and unrealized gain (loss) on investments                   3,081,698
                                                                                  ----------------
               Net increase (decrease) in net assets resulting
                 from operations                                                      $ 3,029,238
                                                                                  ================


The accompanying notes are an integral part of the financial statements.

                    Corbin Small-Cap Value Fund
                 Statements of Changes in Net Assets

                                                                                        For the Years Ended
                                                                               ----------------------------------
                                                                                 October 31,       October 31,
                                                                                    2003              2002
                                                                               ----------------  ----------------
          Operations:
               Net investment income (loss)                                          $ (52,460)       $ (107,874)
               Net realized gain (loss) from investment transactions                  (467,790)         (360,881)
               Net change in unrealized appreciation (depreciation)
                   on investments                                                    3,549,488        (5,628,311)
               Net increase (decrease) in net assets resulting                 ----------------  ----------------
                   from operations                                                   3,029,238        (6,097,066)
                                                                               ----------------  ----------------

          Capital Share Transactions:
               Proceeds from shares sold                                            21,305,397        71,434,569
               Reinvestment of dividends                                                     -                 -
               Amount paid for repurchase of shares                                (25,331,743)      (53,605,120)
                                                                               ----------------  ----------------
               Net increase (decrease) from
                   capital share transactions                                       (4,026,346)       17,829,449
                                                                               ----------------  ----------------

               Total increase (decrease) in net assets                                (997,108)       11,732,383
                                                                               ----------------  ----------------

          Net Assets
               Beginning of year                                                    16,429,767         4,697,384
                                                                               ----------------  ----------------

               End of year                                                        $ 15,432,659      $ 16,429,767
                                                                               ================  ================

          Accumulated undistributed net investment income (loss)
               included in net assets at end of period                                       -                 -
                                                                               ----------------  ----------------

          Capital Share Transactions:
               Shares sold                                                           2,438,470         7,838,803
               Shares reinvested                                                             -                 -
               Shares redeemed                                                      (3,168,529)       (6,066,009)
                                                                               ----------------  ----------------

          Net increase (decrease) from
               capital share transactions                                             (730,059)        1,772,794
                                                                               ================  ================


The accompanying notes are an integral part of the financial statements.

      Corbin Small-Cap Value Fund
      FINANCIAL HIGHLIGHTS
      (For a share outstanding throughout each year)


                                                          For the years ended October 31,
                                               ----------------------------------------------------------------------------------
                                                    2003            2002            2001            2000            1999
                                               --------------  --------------  --------------  --------------  --------------

Net asset value, beginning of year                    $ 6.99          $ 8.12          $ 7.11          $ 6.75          $ 6.62
Income (loss) from investment
      operations:
      Net investment income (loss)                     (0.03)          (0.05)          (0.02)           0.02           (0.01)
      Net gains or (losses) on securities
        (both realized and unrealized)                  2.56           (1.08)           1.05            0.34            0.14
                                               --------------  --------------  --------------  --------------  --------------
 Total from investment operations                        2.53           (1.13)           1.03            0.36            0.13
                                               --------------  --------------  --------------  --------------  --------------
 Less distributions
      Dividends (from net investments
        income)                                            -               -           (0.02)              -               -
      Distributions (from capital gains)                   -               -               -               -               -
                                               --------------  --------------  --------------  --------------  --------------
      Total dividend and distributions                     -               -           (0.02)              -               -
                                               --------------  --------------  --------------  --------------  --------------

                                               --------------  --------------  --------------  --------------  --------------
 Net asset value, end of year                          $ 9.52          $ 6.99          $ 8.12          $ 7.11          $ 6.75
                                               ==============  ==============  ==============  ==============  ==============

Total return                                          36.19%         -13.92%          14.67%           5.33%           1.96%

Net assets, end of year (000)                       $ 15,433        $ 16,436         $ 4,697         $ 2,888         $ 2,294

Ratios and Supplemental Data:
Ratio of expenses to average net assets
      before waiver                                    1.29%           1.29%           1.34%           1.36%           1.31%
Ratio of expenses to average net assets                1.28%           1.28%           1.25%           1.25%           1.25%
Ratio of net income (loss) to average
      net assets before waiver                        -0.40%          -0.56%          -0.41%           0.12%          -0.26%
Ratio of net income (loss) to average
      net assets                                      -0.39%          -0.55%          -0.32%           0.24%          -0.20%

Portfolio Turnover Rate                              102.87%         135.70%          70.56%          94.69%          65.66%


The accompanying notes are an integral part of the financial statements.

Corbin Small-Cap Value Fund
Notes to Financial Statements
October 31, 2003

NOTE 1. ORGANIZATION

     Corbin Small-Cap Value Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Corbin Small-Cap Value Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on June 10, 1997. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Fund is Corbin & Company (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

     Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of

Notes to Financial Statements
October 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Advisor to the Fund is Corbin & Company. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.25% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended October 31, 2003, the Advisor earned a fee of $166,474 from the Fund. The Advisor contractually agreed through February 28, 2003, to waive and/or reimburse the Fund for the fees and expenses of the non-interested Trustees, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.25% of average daily net assets. The Advisor's contractual obligation to reimburse Fund expenses expired February 28, 2003. For the fiscal year ended October 31, 2003, the Advisor waived fees, not including brokerage fees and commissions, taxes, interest, fees and expenses of non-interested Trustees, and extraordinary expenses of $1,352.

     The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

     Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended October 31, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

     For the fiscal year ended October 31, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations        $            -
     Other                                  10,141,602
Sales
     U.S. Government Obligations        $            -
     Other                                  15,481,527

Corbin Small-Cap Value Fund
Notes to Financial Statements
October 31, 2003 - continued

NOTE 4. INVESTMENTS - continued

     As of October 31, 2003, the net unrealized depreciation of investments for tax purposes were as follows:

                                     Amount
                                --------------
Gross Appreciation               $ 923,585
Gross (Depreciation)             (3,282,736)

                                -------------
Net Depreciation on Investments $(2,359,151)
                                ==============

     At October 31, 2003, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $18,165,791. The difference between book cost and tax cost consists of wash sales in the amount of $356,024.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2003, National Investor, Inc., for the benefit of its customers, held over 41% of the Fund.

NOTE 7. CAPITAL LOSS CARRYFORWARD

     At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,073,842, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration      Amount
---------------------   ------------
        2009               $226,494
        2011               $847,348

     To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

     The Fund paid no distributions in the fiscal years ending October 31, 2003 and 2002.

Corbin Small-Cap Value Fund
Notes to Financial Statements
October 31, 2003 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

     As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                 $          -
Undistributed long-term capital gain/(accumulated losses)            (1,158,891)
Unrealized appreciation/(depreciation)                               (2,359,151)

                                                                   -------------
                                                                   $ (3,518,042)
                                                                   =============

     The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

     On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Fund's independent auditor for the 2003 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

     Crowe Chizek's reports on the Unified Series Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Corbin Small-Cap Value Fund
(a series of Unified Series Trust)

     We have audited the accompanying statement of assets and liabilities of the Corbin Small-Cap Value Fund, including the schedule of portfolio investments as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Corbin Small-Cap Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 18, 2003

              ELECTION OF TRUSTEES - Unaudited

     At a special meeting of the shareholders of the Predecessor Fund held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld             Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489          16,000,439.33

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489          16,000,439.33

Daniel Condon                         11,300,632.473          987.366          4,698,819.489          16,000,439.33

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489          16,000,439.33

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489          16,000,439.33


              TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Timothy Ashburn(2)              President, Assistant Secretary and       President and Secretary since             28
                                              Trustee                       October 2002; Trustee of
c/o Unified Fund Services,                                              AmeriPrime Advisors Trust since
Inc.                                                                    November 2002, AmeriPrime Funds
431 N. Pennsylvania St.                                                 since December 2002, and Unified
Indianapolis, IN 46204                                                  Series Trust since October 2002

Year of Birth: 1950
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chairman of Unified  Financial  Services,  Inc.  since 1989 and Chief       Unified Financial Services, Inc. since 1989;
Executive  Officer  from  1989  to  1992  and  1994  to  April  2002;                CCMI Funds since July 2003
President of Unified  Financial  Services from November 1997 to April
2000.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Ronald C. Tritschler(3)                       Trustee                   Trustee of AmeriPrime Funds and            28
                                                                           Unified Series Trust since
c/o Unified Fund Services,                                                December 2002 and AmeriPrime
Inc.                                                                   Advisors Trust since November 2002
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief  Executive  Officer,  Director  and legal  counsel  of The Webb                CCMI Funds since July 2003
Companies,  a national  real  estate  company,  from 2001 to present;
Executive  Vice  President  and Director of The Webb  Companies  from
1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;
Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                              Position(s) Held with the Fund Complex1           Length of Time Served           Number of
   Name, Age and Address                                                                                   Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Thomas G. Napurano             Treasurer and Chief Financial Officer   Since October 2002 for AmeriPrime           N/A
                                                                         Funds and AmeriPrime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                  N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal distributor; Director of Unified
Financial Services, Inc. from 1989 to March 2002; Chief Financial
Officer of CCMI Funds since July 2003.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address                 Position(s) Held                    Length of Time Served             Portfolios
                                            with Trust                                                      in Fund Complex(1)
                                                                                                           Overseen by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Carol Highsmith                              Secretary                 Since October 2002 for AmeriPrime           N/A
                                                                         Funds and Ameriprime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                               Other Directorships Held
---------------------------------------------------------------------- --------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present)                              None
---------------------------------------------------------------------- --------------------------------------------------------

     (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

     (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

     (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                          Number of Portfolios in
                                Position(s) Held with the Fund                                  Fund Complex1
                                           Complex1                                               Overseen
Name, Age and Address                                              Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              28
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy             CCMI Funds since July 2003
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund      Length of Time Served         Number of
                                            Complex1                                            Portfolios in
    Name, Age and Address                                                                        Fund Complex1
                                                                                              Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment               CCMI Funds since July 2003
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                                  Number of
                                           Complex1                                            Portfolios in
    Name, Age and Address                                          Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft             CCMI Funds since July 2003
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 905-2283 to request a copy of the SAI or to make shareholder inquiries.

                 PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) upon request by calling the Fund at (888) 905-2283; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .



     This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

GLOBALT Growth Fund

ANNUAL REPORT

OCTOBER 31, 2003

GLOBALT Inc.
3060 Peachtree Rd, NW
One Buckhead Plaza, Suite 225
Atlanta, GA  30305

1-877-289-4769

                                                               November 13, 2003


Dear Fellow Shareholders:

     We are pleased to present to you the financial statements for the GLOBALT Growth Fund, which ended the fiscal year on October 31, 2003. We invite all shareholders to review management's discussion and analysis for a detailed discussion of the Fund's performance.

     We welcome our new shareholders and look forward to furthering the investment objectives of all our shareholders. As always, we welcome your observations and questions. We appreciate your confidence in the GLOBALT Growth Fund.

Sincerely,


/s/ Gary E. Fullam

Gary E. Fullam, CFA
Chief Investment Officer

     The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-877-289-4769.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

                                                               November 13, 2003

Dear Fellow Shareholders:

     The picture at October 31st, the end of the GLOBALT Growth Fund's fiscal year, is radically different than when we reported to you at the Fund's mid-year (April 30th). At mid year, the equity markets had been declining continuously for more than two years. The outlook for the economy and the market was highly uncertain and the mood of investors was still pessimistic. Conversely, the markets have advanced steadily in the second half of the year, and the magnitude of gain has been well beyond the expectations of most people at mid-year, as indicated below:

                                     GLOBALT                        Russell 1000
                                   Growth Fund     S&P 500 Index    Growth Index
                                  ------------     -------------    ------------
First Half (11/1/02 - 4/30/03)          4.62%            4.47%           4.28%

Second Half (5/1/03 - 10/31/03)         18.21%          15.63%           16.82%

Fiscal Year (11/1/02 - 10/31/03)        23.68%          20.78%           21.82%


     With the substantial undervaluation of equities now corrected, the performance of the economy and corporate profits are paramount. Although the economy's growth remains a subject of intense debate, most economists believe growth for the rest of 2003 and into next year will be strong. However, we believe we are reaching a critical point in the economy's recovery. The recent recession was highly unusual as the consumer, boosted by low interest rates, mortgage refinancings and lower taxes, never really stopped spending. The potential for higher interest rates, coupled with perpetually high consumer debt, is beginning to raise doubts about the strength of consumer spending going forward. Simply put, we must see business investment and foreign consumers "take over" for the U.S. consumer in terms of creating demand in the economy. There are early indications this is occurring, but the degree remains a concern.

     Over the past year, we have consistently said the market held more reward than risk. Our decision to favor somewhat lower capitalization stocks has been an especially important contributor to returns, as the mega-capitalization stocks in the S&P 500 Index have continued to underperform as a group. The average stock has continued to outperform the indexes. Now we are making some revisions based on our future outlook and recent changes in the market's valuation and volatility. While we still believe the economy and market are sound, we anticipate moderating gains going forward. We also expect higher quality companies to play "catch up" in the coming months. Accordingly, we are being proactive and taking some profits in stocks that have performed well but that have stretched valuations, particularly in the Technology sector, and are replacing them with high quality global growers. We are seeing increased signs of recovery in many overseas markets, especially in Asia. Even Japan, which has lagged other industrialized economies for more than a decade, is showing enough progress toward reform to spur greater investor confidence.

     By any measure, the prospect for corporate earnings is improving significantly. However, while the expectation of higher earnings has clearly fueled the recent rally in stocks, it has also set high expectations going forward. Earnings being released now must fully meet and probably slightly exceed expectations to sustain the market's momentum. Going forward, we anticipate the lean expense structure of corporations will lead to a leveraged earnings recovery, supporting generally higher stock prices.

     In 2000 many taxable mutual fund investors, including the taxable shareholders of GLOBALT Growth Fund, were surprised and disappointed to find that they received taxable distributions in a year when the value of their shares fell. This was the result of stocks sold in the portfolio early in the year at all time market highs in 2000 followed by the bear market decline that led to a negative return for the year.

     Despite GLOBALT's ongoing efforts to manage the Fund in the most tax efficient manner, the Fund's taxable shareholders still incurred tax liabilities; it is some consolation that they were entirely long-term capital gains. It is significant to investors that the Fund going forward has the advantageous circumstance of having meaningful realized losses which can be used to offset future gains in its portfolio that will reduce tax liabilities.



As always, we welcome your observations and questions.

Sincerely,

/s/ Gary E Fullam


Gary E. Fullam, CFA
Chief Investment Officer

Investment Results

--------------------------------------------------------------------------------
                                           Average Annual Total Returns
                                       (for periods ended October 31, 2003)

                                                                 Since Inception
                                One Year      Five Years      (December 1, 1995)
                               ------------  -------------- --------------------

GLOBALT Growth Fund*             23.68%          -1.84%                6.43%

S&P 500 Index**                  20.78%           0.52%                8.87%

Russell 1000 Growth Index**      21.82%          -2.90%                6.54%

--------------------------------------------------------------------------------

     The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

     * Return figures reflect any change in price per share and assume the reinvestment of all distributions.

     ** Each Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index and the Russell 1000 Growth Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.

Performance Overview

Comparison of the Growth of a $25,000 Investment in the GLOBALT Growth Fund, S&P 500 Index and the Russell 1000 Growth Index


                Globalt     S&P 500    Russell 1000
      12/1/95  25,000.00   25,000.00     25,000.00
     10/31/96  31,200.00   29,637.77     29,424.87
     10/31/97  39,667.53   39,152.20     38,391.89
     10/31/98  44,936.99   47,772.77     47,852.65
     10/31/99  56,922.96   60,010.55     64,240.98
     10/31/00  63,059.37   63,668.38     70,235.02
     10/31/01  42,334.40   47,816.88     42,178.78
     10/31/02  33,116.14   40,585.64     33,904.86
     10/31/03  40,956.84   49,017.73     41,301.54



     The graph shows the value of a hypothetical initial investment of $25,000 in the GLOBALT Growth Fund, S&P 500 Index and the Russell 1000 Growth Index on December 1, 1995 (inception of the Fund) and held through October 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

        GLOBALT Growth Fund
        Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 99.68%                                              Number
                                                                    of Shares           Value
                                                                    -----------------------------

Agriculture Chemicals - 0.73%
Scotts Co. (The) (a)                                                     1,100      $     63,525
                                                                                   --------------

Arrangement Of Transportation Of Freight & Cargo - 1.40%
C H Robinson Worldwide, Inc.                                             3,100           121,458
                                                                                   --------------

Biological Products (No Diagnostic Substances) - 1.00%
Amgen, Inc.  (a)                                                         1,404            86,711
                                                                                   --------------

Cable & Other Pay Television Services - 2.20%
Cox Communications, Inc.  (a)                                            2,000            68,140
Viacom, Inc. - Class B                                                   3,100           123,597
                                                                                   --------------
                                                                                         191,737
                                                                                   --------------

Computer Communication Equipment - 2.10%
Cisco Systems, Inc. (a)                                                  8,700           182,526
                                                                                   --------------

Computer Services & Software - 1.36%
Electronic Arts, Inc. (a)                                                1,200           118,848
                                                                                   --------------

Construction Machinery & Equipment - 1.60%
Caterpillar, Inc.                                                        1,900           139,232
                                                                                   --------------

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.36%
3M Co.                                                                   1,500           118,305
                                                                                   --------------

Crude Petroleum & Natural Gas - 1.84%
EOG Resources, Inc.                                                      3,800           160,132
                                                                                   --------------

Dolls & Stuffed Toys - 0.93%
Mattel, Inc.                                                             4,200            81,312
                                                                                   --------------

Drilling Oil & Gas Wells - 1.36%
Ensco International, Inc.                                                4,500           118,575
                                                                                   --------------

Electrical Industrial Apparatus - 1.16%
American Power Conversion, Inc.                                          5,000           101,450
                                                                                   --------------

Electromedical & Electrotherapeutic Apparatus - 2.30%
Medtronic, Inc.                                                          3,000           136,710
Varian Medical Systems, Inc. (a)                                         1,000            63,940
                                                                                   --------------
                                                                                         200,650
                                                                                   --------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.42%
Eaton Corp.                                                              2,100           210,504
                                                                                   --------------

Electronic Computers - 2.45%
Dell Computer Corp. (a)                                                  5,900           213,108
                                                                                   --------------

Finance Services - 2.83%
American Express Co.                                                     2,800           131,404
Morgan Stanley                                                           2,100           115,227
                                                                                   --------------
                                                                                         246,631
                                                                                   --------------

Fire, Marine & Casualty Insurance - 1.89%
American International Group, Inc.                                       2,700           164,241
                                                                                   --------------

Industrial Inorganic Chemicals - 0.80%
Praxair, Inc.                                                            1,000            69,580
                                                                                   --------------

The accompanying notes are an integral part of the financial statements.

        GLOBALT Growth Fund
        Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 99.68% - continued                                  Number
                                                                    of Shares            Value
                                                                    -----------------------------

Laboratory Analytical Instruments - 0.94%
Cytyc Corp. (a)                                                          6,300      $     81,459
                                                                                   --------------

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.65%
Quiksilver, Inc.  (a)                                                    3,300            56,661
                                                                                   --------------

National Commercial Banks - 4.97%
Citigroup, Inc.                                                          2,700           127,980
PNC Financial Services Group, Inc.                                       1,800            96,426
Wells Fargo & Co.                                                        3,700           208,384
                                                                                   --------------
                                                                                         432,790
                                                                                   --------------

Oil & Gas Field Machinery & Equipment - 1.43%
FMC Technologies, Inc. (a)                                               6,200           124,496
                                                                                   --------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.86%
Avon Products, Inc.                                                      2,600           176,696
Colgate-Palmolive Co.                                                    3,000           159,570
                                                                                   --------------
                                                                                         336,266
                                                                                   --------------

Pharmaceutical Preparations - 8.02%
Allergan, Inc.                                                           1,300            98,306
Eli Lilly and Co.                                                        2,500           166,550
Forest Labs, Inc. (a)                                                    2,200           110,022
Icos Corp. (a)                                                           1,300            60,736
Watson Pharmaceuticals, Inc. (a)                                         2,300            90,321
Wyeth                                                                    3,900           172,146
                                                                                   --------------
                                                                                         698,081
                                                                                   --------------

Radio & TV Broadcasting & Communications Equipment - 2.81%
L 3 Communications Holdings, Inc. (a)                                    2,700           126,198
QUALCOMM, Inc.                                                           2,500           118,750
                                                                                   --------------
                                                                                         244,948
                                                                                   --------------

Radiotelephone Communications - 0.83%
NEXTEL Communications, Inc. - Class A (a)                                3,000            72,600
                                                                                   --------------

Retail - Department Stores - 1.22%
Kohl's Corp. (a)                                                         1,900           106,533
                                                                                   --------------

Retail - Eating & Drinking Places - 1.23%
Starbucks Corp.  (a)                                                     3,400           107,440
                                                                                   --------------

Retail - Eating Places - 1.19%
Ruby Tuesday, Inc.                                                       3,800           103,930
                                                                                   --------------

Retail - Miscellaneous Shopping Goods Stores - 1.48%
Staples, Inc.  (a)                                                       4,800           128,736
                                                                                   --------------

Retail-Drug Stores and Proprietary Stores - 0.18%
Medco Health Solutions, Inc.  (a)                                          482            16,003
                                                                                   --------------

Rubber & Plastics Footwear - 1.70%
Reebok International Ltd.                                                3,800           148,010
                                                                                   --------------

Security Brokers, Dealers & Flotation Companies - 2.26%
Goldman Sachs Group, Inc.                                                2,100           197,190
                                                                                   --------------

The accompanying notes are an integral part of the financial statements.

        GLOBALT Growth Fund
        Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 99.68% - continued                                  Number
                                                                    of Shares            Value
                                                                    -----------------------------

Semiconductors & Related Devices - 6.02%
Altera Corp. (a)                                                         2,800      $     56,644
Intel Corp.                                                              6,100           201,605
International Rectifier Corp. (a)                                        2,300           109,779
LSI Logic Corp. (a)                                                      8,400            77,616
Qlogic Corp. (a)                                                         1,400            78,470
                                                                                   --------------
                                                                                         524,114
                                                                                   --------------

Services - Advertising - 0.61%
Clear Channel Communications, Inc.                                       1,300            53,066
                                                                                   --------------

Services - Business Services - 0.76%
NetScreen Technologies, Inc. (a)                                         2,500            66,550
                                                                                   --------------

Services - Commercial Physical & Biological Research - 1.13%
Edwards Lifesciences Corp.  (a)                                          3,400            98,600
                                                                                   --------------

Services - Computer Processing & Data Preparation - 1.52%
Affiliated Computer Services, Inc. - Class A (a)                         2,700           132,111
                                                                                   --------------

Services - Computer Programming Services - 2.11%
RealNetworks, Inc.  (a)                                                 10,500            69,825
VeriSign, Inc. (a)                                                       7,200           114,264
                                                                                   --------------
                                                                                         184,089
                                                                                   --------------

Services - Equipment Rental & Leasing - 1.00%
United Rentals, Inc. (a)                                                 5,000            87,100
                                                                                   --------------

Services - General Medical & Surgical Hospitals - 1.88%
Health Management Associates Inc                                         7,400           163,910
                                                                                   --------------

Services - Help Supply Services - 0.91%
Manpower, Inc.                                                           1,700            78,880
                                                                                   --------------

Services - Packaged Software - 0.65%
Equifax, Inc.                                                            2,300            56,212
                                                                                   --------------

Services - Prepackaged Software - 7.94%
Adobe Systems, Inc.                                                      3,100           135,904
Mercury Interactive Corp. (a)                                            2,000            92,880
Microsoft Corp.                                                         11,400           298,110
Oracle Corp.  (a)                                                        6,500            77,740
VERITAS Software Corp. (a)                                               2,400            86,760
                                                                                   --------------
                                                                                         691,394
                                                                                   --------------

Services - Specialty Outpatient Facilities - 1.61%
Caremark RX, Inc. (a)                                                    5,600           140,280
                                                                                   --------------

Shipping - 1.00%
Overseas Shipholding Group, Inc.                                         3,200            87,232
                                                                                   --------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.03%
Procter & Gamble Inc.                                                    1,800           176,922
                                                                                   --------------

The accompanying notes are an integral part of the financial statements.

        GLOBALT Growth Fund
        Schedule of Investments in Securities
        October 31, 2003

Common Stocks - 99.68% - continued                                  Number
                                                                    of Shares             Value
                                                                    -----------------------------

Special Industry Machinery - 0.76%
Novellus Systems, Inc.  (a)                                              1,600       $    66,064
                                                                                   --------------

Specialty Cleaning, Polishing and Sanitation Preparations - 0.73%
Clorox Corp.                                                             1,400            63,420
                                                                                   --------------

Steel Pipe & Tubes - 0.87%
Maverick Tube Corp. (a)                                                  4,500            76,005
                                                                                   --------------

Surgical & Medical Instruments & Apparatus - 1.97%
Baxter International, Inc.                                               3,000            79,740
Becton, Dickinson & Co.                                                  2,500            91,400
                                                                                   --------------
                                                                                         171,140
                                                                                   --------------

Textiles & Apparel - 1.76%
Nike, Inc. - Class B                                                     2,400           153,360
                                                                                   --------------

Trucking & Courier Services (No Air) - 1.92%
United Parcel Services, Inc.                                             2,300           166,796
                                                                                   --------------

TOTAL COMMON STOCKS (Cost $7,370,803)                                                  8,680,913
                                                                                   --------------

Short-Term Investments - 0.39% (b)                                  Principal
                                                                     Amount
                                                                    -----------
Money Market Securities - 0.39%
Huntington Money Market Fund - Investment Shares, 0.20%              $ 34,191             34,191
                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $34,191)                                               34,191
                                                                                   --------------

TOTAL INVESTMENTS (Cost $7,404,994) - 100.07%                                      $   8,715,104
                                                                                   --------------

Liabilities in excess of other assets - (0.07%)                                           (5,947)
                                                                                   --------------

TOTAL NET ASSETS - 100.00%                                                         $   8,709,157
                                                                                   ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.

The accompanying notes are an integral part of the financial statements.

                 GLOBALT Growth Fund
         Statement of Assets and Liabilities
                   October 31, 2003


          ASSETS
               Investments in securities, at value
                (cost $7,404,994)                                                         $ 8,715,104
               Dividends and interest receivable                                                6,992
               Receivable for securities sold                                                 382,153
               Receivable for Fund shares sold                                                    353
                                                                                     -----------------
               Total Assets                                                                 9,104,602
                                                                                     -----------------

          LIABILITIES
               Payable for securities purchased                                               387,419
               Accrued advisory fees                                                            8,026
                                                                                     -----------------
               Total Liabilities                                                              395,445
                                                                                     -----------------

          NET ASSETS                                                                      $ 8,709,157
                                                                                     =================

          NET ASSETS CONSIST OF:
          Paid in surplus                                                                $ 12,236,293
          Accumulated net realized gain (loss) from
                 investment transactions                                                   (4,837,246)
          Net unrealized appreciation (depreciation) on investments                         1,310,110
                                                                                     -----------------

                                                                                          $ 8,709,157
                                                                                     =================

          Shares Outstanding                                                                  744,931

          Net asset value, offering,
               and redemption price per share                                                 $ 11.69
                                                                                     =================


The accompanying notes are an integral part of the financial statements.

                         GLOBALT Growth Fund
                      Statement of Operations
                 For the Year Ended October 31, 2003

          Investment Income:
               Dividend Income                                                           $ 60,167
               Interest Income                                                                262
                                                                                  ----------------
               Total investment income                                                     60,429
                                                                                  ----------------

          Expenses:
               Investment Advisor fees                                                     94,853
               Trustee expense                                                              2,266
                                                                                  ----------------
              Total expenses before waiver of Advisor fees                                97,119
               Less: Waiver of Advisor fees                                                (2,266)
                                                                                  ----------------
                Net Expenses                                                                94,853
                                                                                  ----------------
               Net Investment Income (Loss)                                               (34,424)
                                                                                  ----------------

          Net Realized and Unrealized Gains (Losses)
            on Investments:
               Net realized gain (loss) on securities transactions                        341,119
               Net change in unrealized appreciation (depreciation)
                 on investments                                                         1,458,522
                                                                                  ----------------
               Net realized and unrealized gain (loss) on investments                   1,799,641
                                                                                  ----------------
               Net increase (decrease) in net assets resulting
                 from operations                                                      $ 1,765,217
                                                                                  ================


The accompanying notes are an integral part of the financial statements.

                         GLOBALT Growth Fund
                 Statements of Changes in Net Assets

                                                                                        For the Years Ended
                                                                                 October 31,       October 31,
                                                                                    2003              2002
                                                                               ----------------  ----------------
          Operations:
               Net investment income (loss)                                          $ (34,424)        $ (52,181)
               Net realized gain (loss) from investment transactions                   341,119        (2,642,528)
               Net change in unrealized appreciation (depreciation)
                   on investments                                                    1,458,522           464,403
               Net increase (decrease) in net assets resulting
                                                                               ----------------  ----------------
                   from operations                                                   1,765,217        (2,230,306)
                                                                               ----------------  ----------------

          Dividends and Distributions to Shareholders:
               Net investment income                                                         -                 -
               Net realized gain on investments                                        (63,062)                -
                                                                               ----------------  ----------------
               Total dividends and distributions to shareholders                       (63,062)                -
                                                                               ----------------  ----------------

          Capital Share Transactions:
               Proceeds from shares sold                                             2,072,564           632,918
               Reinvestment of dividends                                                63,053                 -
               Amount paid for repurchase of shares                                 (2,945,138)       (3,531,772)
                                                                               ----------------  ----------------
               Net increase (decrease) from
                   capital share transactions                                         (809,521)       (2,898,854)
                                                                               ----------------  ----------------

               Total increase (decrease) in net assets                                 892,634        (5,129,160)

          Net Assets
               Beginning of year                                                     7,816,523        12,945,683
                                                                               ----------------  ----------------

               End of year                                                         $ 8,709,157       $ 7,816,523
                                                                               ================  ================

          Accumulated undistributed net investment income (loss)
               included in net assets at end of period                                     $ -          $ 57,319
                                                                               ----------------  ----------------

          Capital Share Transactions:
               Shares sold                                                             197,785            56,917
               Shares reinvested                                                         5,764                 -
               Shares redeemed                                                        (279,431)         (299,507)
                                                                               ----------------  ----------------

          Net increase (decrease) from
               capital share transactions                                              (75,881)         (242,590)
                                                                               ================  ================


The accompanying notes are an integral part of the financial statements.

      GLOBALT Growth Fund
      FINANCIAL HIGHLIGHTS
      (For a share outstanding throughout each year)

                                                         For the years ended October 31,
                                              ---------------------------------------------------------------------------------
                                                  2003            2002            2001            2000            1999
                                              --------------  --------------  --------------  --------------  --------------

Net asset value, beginning of year                   $ 9.52         $ 12.17         $ 20.72         $ 19.53         $ 16.14
Income (loss) from investment
      operations:
      Net investment income (loss)                    (0.05)          (0.06)          (0.07)          (0.09)          (0.05)
      Net gains or (losses) on securities
        (both realized and unrealized)                 2.30           (2.59)          (6.33)           2.23            4.27
                                              --------------  --------------  --------------  --------------  --------------
 Total from investment operations                       2.25           (2.65)          (6.40)           2.14            4.22
                                              --------------  --------------  --------------  --------------  --------------
Less distributions
      Dividends (from net investments
        income)                                           -               -               -               -           (0.02)
      Distributions (from capital gains)              (0.08)              -           (2.15)          (0.95)          (0.81)
                                              --------------  --------------  --------------  --------------  --------------
      Total dividend and distributions                (0.08)              -           (2.15)          (0.95)          (0.83)
                                              --------------  --------------  --------------  --------------  --------------

                                              --------------  --------------  --------------  --------------  --------------
Net asset value, end of year                        $ 11.69          $ 9.52         $ 12.17         $ 20.72         $ 19.53
                                              ==============  ==============  ==============  ==============  ==============

Total return                                         23.68%         -21.77%         -32.87%          10.78%          26.67%

Net assets, end of year (000)                       $ 8,709         $ 7,817        $ 12,946        $ 21,110        $ 16,934

Ratios and Supplemental Data:
Ratio of expenses to average net assets
      before waiver                                   1.20%           1.20%           1.32%           1.18%           1.18%
Ratio of expenses to average net assets               1.17%           1.17%           1.30%           1.18%           1.17%
Ratio of net income (loss) to average
      net assets before waiver                       -0.45%          -0.51%          -0.46%          -0.45%          -0.28%
Ratio of net income (loss) to average
      net assets                                     -0.42%          -0.49%          -0.44%          -0.45%          -0.27%

Portfolio Turnover Rate                             123.97%         180.19%         244.82%         159.09%         120.46%


The accompanying notes are an integral part of the financial statements.

GLOBALT Growth Fund
Notes to Financial Statements
October 31, 2003

NOTE 1.  ORGANIZATION

     GLOBALT Growth Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the assets and liabilities of the GLOBALT Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund"), in a tax-free reorganization. The Predecessor Fund commenced operations on December 1, 1995. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital. The investment advisor of the Fund is GLOBALT, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

     Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

     Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

     Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment

GLOBALT Growth Fund
Notes to Financial Statements
October 31, 2003  - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Advisor of the Fund is GLOBALT, Inc. Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.17% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended October 31, 2003, the Advisor earned a fee of $94,853 from the Fund. The Advisor has contractually agreed to waive and/or reimburse fees and other expenses to the extent necessary to maintain total operating expenses at the annual rate of 1.17% through February 28, 2005. For the fiscal year ended October 31, 2003, the Advisor waived fees, except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested Trustees, and extraordinary expenses, of $2,266.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

     The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the distributor during the fiscal year ended October 31, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     For the fiscal year ended October 31, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                         Amount
                                      -------------
Purchases
     U.S. Government Obligations      $          -
     Other                               9,862,934
Sales
     U.S. Government Obligations      $          -
     Other                              10,589,993

GLOBALT Growth Fund
Notes to Financial Statements
October 31, 2003 - continued

NOTE 4.  INVESTMENTS - continued

     As of October 31, 2003, the net unrealized appreciation of investments for tax purposes were as follows:

                                     Amount
                                ---------------
Gross Appreciation               $ 1,393,288
Gross (Depreciation)                (115,302)

                                --------------
Net Appreciation on Investments  $ 1,277,986
                                ===============

     At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $7,437,118. The difference between book cost and tax cost consists of wash sales in the amount of $32,124.

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. CAPITAL LOSS CARRYFORWARD

     At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $4,805,139, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration      Amount
---------------------   -------------
        2009             $ 2,379,244
        2011             $ 2,425,895

     To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

     The Fund paid a long-term capital gain distribution on July 18, 2003 to shareholders of record on July 17, 2003 in the amount of $0.078641 per share.

     The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

                                     2003            2002
                                 -------------  ---------------
Ordinary income                      $      -         $      -
Short-term Capital Gain                     -                -
Long-term Capital Gain                 63,062                -
                                 -------------  ---------------
                                     $ 63,062         $      -
                                 =============  ===============

GLOBALT Growth Fund
Notes to Financial Statements
October 31, 2003 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

     As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                $          -
Undistributed long-term capital gain/(accumulated losses)           (4,805,122)
Unrealized appreciation/(depreciation)                               1,277,986

                                                                   -------------
                                                                   $ (3,527,136)
                                                                   =============

     The difference between book basis and tax basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

     On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Fund's independent auditor for the 2003 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

     Crowe Chizek's reports on the Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

INDEPENDENT AUDITOR'S REPORT



To the Shareholders and Board of Trustees
GLOBALT Growth Fund
(a series of Unified Series Trust)

     We have audited the accompanying statement of assets and liabilities of the GLOBALT Growth Fund, including the schedule of portfolio investments as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GLOBALT Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 18, 2003

         ELECTION OF TRUSTEES - Unaudited

     At a special meeting of the shareholders of the Predecessor Fund held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld             Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489          16,000,439.33

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489          16,000,439.33

Daniel Condon                         11,300,632.473          987.366          4,698,819.489          16,000,439.33

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489          16,000,439.33

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489          16,000,439.33


              TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Timothy Ashburn(2)              President, Assistant Secretary and       President and Secretary since             28
                                              Trustee                       October 2002; Trustee of
c/o Unified Fund Services,                                              AmeriPrime Advisors Trust since
Inc.                                                                    November 2002, AmeriPrime Funds
431 N. Pennsylvania St.                                                 since December 2002, and Unified
Indianapolis, IN 46204                                                  Series Trust since October 2002

Year of Birth: 1950
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chairman of Unified  Financial  Services,  Inc.  since 1989 and Chief       Unified Financial Services, Inc. since 1989;
Executive  Officer  from  1989  to  1992  and  1994  to  April  2002;                CCMI Funds since July 2003
President of Unified  Financial  Services from November 1997 to April
2000.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Ronald C. Tritschler(3)                       Trustee                   Trustee of AmeriPrime Funds and            28
                                                                           Unified Series Trust since
c/o Unified Fund Services,                                                December 2002 and AmeriPrime
Inc.                                                                   Advisors Trust since November 2002
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief  Executive  Officer,  Director  and legal  counsel  of The Webb                CCMI Funds since July 2003
Companies,  a national  real  estate  company,  from 2001 to present;
Executive  Vice  President  and Director of The Webb  Companies  from
1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;
Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                              Position(s) Held with the Fund Complex1 Length of Time Served                     Number of
   Name, Age and Address                                                                                   Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Thomas G. Napurano             Treasurer and Chief Financial Officer   Since October 2002 for AmeriPrime           N/A
                                                                         Funds and AmeriPrime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                  N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal distributor; Director of Unified
Financial Services, Inc. from 1989 to March 2002; Chief Financial
Officer of CCMI Funds since July 2003.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address                 Position(s) Held                    Length of Time Served             Portfolios
                                            with Trust                                                      in Fund Complex(1)
                                                                                                           Overseen by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Carol Highsmith                              Secretary                 Since October 2002 for AmeriPrime           N/A
                                                                         Funds and Ameriprime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                               Other Directorships Held
---------------------------------------------------------------------- --------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present)                              None
---------------------------------------------------------------------- --------------------------------------------------------

     (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

     (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

     (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                          Number of Portfolios in
                                Position(s) Held with the Fund                                  Fund Complex1
                                           Complex1                                               Overseen
Name, Age and Address                                               Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              28
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy             CCMI Funds since July 2003
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                               Position(s) Held with the Fund       Length of Time Served        Number of
                                        Complex1                                               Portfolios in
    Name, Age and Address                                                                       Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment               CCMI Funds since July 2003
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                                   Number of
                                           Complex1                                            Portfolios in
    Name, Age and Address                                           Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft             CCMI Funds since July 2003
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 905-2283 to request a copy of the SAI or to make shareholder inquiries.

                            PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) upon request by calling the Fund at (888) 905-2283; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .


     This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Marathon Value Portfolio

Annual
Report

October 31, 2003

October 31, 2003

[LOGO]

Dear Fellow Shareholders:

     For a discussion of Marathon Value Portfolio's performance during the period ended October 31, 2003, please see "Management's Discussion & Analysis" in the annual report.

     In last year's annual report I noted that unlike many funds, your fund had a much easier road to recovery from the downturn. So I am delighted to report that this year saw the fund reach a new all-time high, albeit marginally.

     Stock market rallies are sometimes usefully compared to parties. The party begins with serious talk and with inhibitions running high. After some drinking, behavior becomes less restrained and the guests, more exuberant. So bull markets start with attention to risk and fundamentally sound stocks. As confidence grows, less attention is paid to risk; and the stocks with sound fundamentals are put aside to make room for more volatile issues. Part of the reason for this behavior is that a lot of trading takes place by managers who are chasing performance over the short term.

     The current financial climate has encouraged great optimism on the part of those whose time frame is very short-term. Presently, all the dials on instruments of stimulus are turned up to their maximum. The dollar weakness will, in the short term, provide additional stimulus. Consumers, and to a lesser extent businesses, are joining government spending in an acceleration of economic growth. The balance sheet of the American consumer has deteriorated badly, buoyed only by strong housing prices. Debt, relative to disposable income, remains at unprecedented levels. Changes in the pricing and availability of home mortgages may be afoot. Should these changes take place, the repercussions in housing will threaten the recovery.

     I have never sold a share of the fund. I am certain that no one has engaged in abusive trading of the fund's shares, and we do not pay "advisors" to sell the fund. If your advisor puts you in this fund, we believe it is strictly for your benefit. Stick with that advisor. All shareholders participate equally in the long-term rewards of equity investments. In the present environment I hope others will recognize these advantages. Thank you for your continued confidence.

Sincerely,

/s/ Marc Heilweil

Marc S. Heilweil

     The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-788-6086. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

           MANAGEMENT'S DISCUSSION & ANALYSIS

     With the backdrop of a strong stock market, Marathon Value Portfolio ("Marathon") posted its highest yearly returns yet. Once again, but only by the slimmest of margins, did it outperform its S&P 500 benchmark. For the 12-month period ended October 31, 2003, total return of Marathon was 20.88% while, for the same period, the S&P 500's total return was 20.80%. From inception, March 28, 2000, through October 31, 2003, Marathon's total return was +27.58%; the S&P 500's total return for the same period was -26.51%. These returns and those shown below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. Of course, the fund's past performance is not necessarily an indication of future results.

                                             PERFORMANCE SUMMARY

--------------------------------------------------------------------------------

                                      Marathon Value Portfolio's Total Returns
--------------------------------------------------------------------------------

--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
                  2000*      2001*      2002*     2003**    1 Year**   3 Years**     Total       Average    Final
                                                                                                 Annual       Value
                                                                                    Return       Return       of a
                                                                                     Since        Since     $10,000
                                                                                  Inception+   Inception+   Investment
--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
                 16.06%      4.70%     -11.00%    17.98%     20.88%     14.55%      27.58%        7.01%      $12,758

   Marathon
    Value
  Portfolio
--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------
                 -11.67%    -11.89%    -22.10%    21.21%     20.80%     -22.99%     -26.51%      -8.21%      $7,349
   S&P 500

--------------- ---------- ---------- ---------- ---------- ---------- ---------- ------------ ------------ ----------

     * Returns are shown for the twelve months ended December 31st, except that returns for 2000 are from 3/28/00 (the date Spectrum Advisory Services, Inc. assumed management of Marathon) through 12/31/00 and are not annualized. Marathon commenced operations under a previous adviser in March 1998. ** Returns for 2003 are from 12/31/02 through 10/31/03 and are not annualized. One- and three-year returns are shown for the periods ending 10/31/03. + Returns are shown for the period beginning 3/28/03 (the date Spectrum Advisory Services, Inc. assumed management of Marathon) and ending 10/31/03.

Comparison of a $10,000 Investment in the Marathon Value Portfolio and the S&P 500 Index

                 S&P 500 Index $7,349           Marathon Value Portfolio $12,758
--------------------------------------------------------------------------------
     3/28/00                        10,000                              10,000
     3/31/00                         9,941                              10,000
     4/30/00                         9,642                              10,504
     5/31/00                         9,444                              10,644
     6/30/00                         9,677                              10,558
     7/31/00                         9,525                              10,644
     8/31/00                        10,117                              10,987
     9/30/00                         9,583                              10,773
    10/31/00                         9,542                              11,137
    11/30/00                         8,790                              10,987
    12/31/00                         8,833                              11,606
     1/31/01                         9,147                              11,963
     2/28/01                         8,313                              11,801
     3/31/01                         7,786                              11,422
     4/30/01                         8,391                              11,887
     5/31/01                         8,447                              12,244
     6/30/01                         8,242                              12,039
     7/31/01                         8,160                              12,104
     8/31/01                         7,650                              11,952
     9/30/01                         7,032                              11,336
    10/31/01                         7,166                              11,498
    11/30/01                         7,716                              11,941
    12/31/01                         7,783                              12,151
     1/31/02                         7,670                              11,910
     2/28/02                         7,522                              11,932
     3/31/02                         7,805                              12,381
     4/30/02                         7,331                              12,195
     5/31/02                         7,277                              12,217
     6/30/02                         6,759                              11,604
     7/31/02                         6,232                              10,926
     8/31/02                         6,273                              10,937
     9/30/02                         5,591                              10,117
    10/31/02                         6,083                              10,554
    11/30/02                         6,442                              11,068
    12/31/02                         6,063                              10,814
     1/31/03                         5,904                              10,582
     2/28/03                         5,816                              10,449
     3/31/03                         5,872                              10,438
     4/30/03                         6,356                              11,134
     5/31/03                         6,691                              11,819
     6/30/03                         6,776                              11,996
     7/31/03                         6,896                              12,040
     8/31/03                         7,030                              12,338
     9/30/03                         6,955                              12,305
    10/31/03                         7,349                              12,758

     *This chart shows the value of a hypothetical initial investment of $10,000 in Marathon and the S&P 500 Index on March 28, 2000 (commencement of Spectrum's management of Marathon) and held through October 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the fund's return. Periods prior to March 28, 2000, when another investment advisor managed the fund, are not shown. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     Zebra Technologies continued to be a star performer for your fund. It has a shrewd visionary and focused CEO in Ed Kaplan, great business opportunities and a sound balance sheet. Both Eaton Corp. and 3M continue to demonstrate that manufacturing companies can grow profitably by means other than job cuts and relocation of facilities. Each company's management has used business process to gain market share and post growth. Illinois Tool Works meanwhile demonstrated again the value of its famed 80/20 process in permitting it to outperform the industrial economy. Valuation concerns led to disposal of part of the Eaton position.

     One of the biggest disappointments and a drag on performance was Merck, which truly was a triumph of hope over experience. The current board of directors has stubbornly resisted the need to address the changed circumstances of the pharmaceutical industry. Discovery of significant new drugs can occur in many laboratories. A company the size of Merck needs to utilize its skills in developing and marketing discoveries made outside its own laboratories. Marathon continues to hold Merck because we believe it is very significantly undervalued.

     While Marathon's overarching goal is to provide long-term capital appreciation, a secondary objective is to do so consistently across varying market conditions. What often can propel a market to new highs in the short run are excessive valuations in a few sectors, and it is in these areas where supposed fiduciaries will usually chase short-term performance. That sort of money found its way into technology and Internet stocks in the last several months. Oscar Wilde said he could resist everything but temptation. I was not tempted.

     In order to achieve consistency and mitigate some of the choppy returns typical of a volatile market, Marathon took on a more defensive posture late in this fiscal year and we have continued to look for select opportunities outside of U.S. common stocks. We remain invested in a variety of international companies, including recent purchases. We also continue to own a range of real estate-based assets, as well as several bonds, which offer current income and an attractive, liquid alternative to cash. Our cash holdings are also managed closely, and we usually maintain positions in one or more issues of short-term commercial paper or repurchase agreements to enhance yield.

     Sasol has been a successful example of searching for value in corners of the world. It is the world leader in converting coal to natural gas or petroleum liquids. A South African company, its price-earning ratio was five when we bought it.

     Another corner where we have found success is Japan. Our holdings in Millea, a multi-line insurer, Mitsubishi Tokyo Financial, the strongest of the large banks, and Toyota all performed well over the period, especially during the latter half, as the nascent recovery of growth and confidence in Japan strengthened.

     Despite current high valuations, we are confident that promising opportunities will surface. The current focus on the economic rebound leads many away from serious valuation of companies. As a result, near-term earnings are distorting stock prices and creating opportunities for investors like ourselves, who maintain a longer-term focus.

                        Marathon Value Portfolio
                Schedule of Investments - October 31, 2003


Common Stocks - 79.38%                                                     Shares                Value

Aerospace-Defense - 0.47%
Northrop Grumman Corp.                                                           700           $    62,580
                                                                                             --------------

Automobiles, Parts & Equipment - 1.87%
Cooper Tire & Rubber Co.                                                       6,000               117,960
Toyota Motor Corp. (c)                                                         2,300               133,446
                                                                                             --------------
                                                                                                   251,406
                                                                                             --------------

Banking - 5.01%
Mitsubishi Tokyo Financial Group, Inc. (c)                                    17,200               126,248
Popular, Inc.                                                                  3,000               135,000
SouthTrust Corp.                                                               3,900               124,215
Synovus Financial Corp.                                                        4,000               110,400
U.S. Bancorp                                                                   6,530               177,747
                                                                                             --------------
                                                                                                   673,610
                                                                                             --------------

Construction Materials - 1.20%
Martin Marietta Materials, Inc.                                                2,000                81,940
Vulcan Materials Co.                                                           1,800                79,758
                                                                                             --------------
                                                                                                   161,698
                                                                                             --------------

Diversified Financial Services - 1.91%
Moody's Corp.                                                                  3,200               185,056
Stifel Financial Corp. (a)                                                     4,900                71,050
                                                                                             --------------
                                                                                                   256,106
                                                                                             --------------

Electric Utilities - 1.10%
Dominion Resources, Inc.                                                         806                49,650
Korea Electric Power Corp. (c)                                                 9,000                97,650
                                                                                             --------------
                                                                                                   147,300
                                                                                             --------------

Electric Components & Equipment - 2.50%
Vishay Intertechnology, Inc. (a)                                               1,975                37,031
Zebra Technologies Corp. (a)                                                   5,250               298,987
                                                                                             --------------
                                                                                                   336,018
                                                                                             --------------

Energy - 3.42%
BP PLC (c)                                                                     4,000               169,520
Sasol Ltd. (c)                                                                17,300               229,225
Williams Companies, Inc.                                                       6,000                61,200
                                                                                             --------------
                                                                                                   459,945
                                                                                             --------------

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Schedule of Investments
           October 31, 2003

Common Stocks - 79.38% - continued                                         Shares                Value

General Merchandise Stores - 1.13%
Costco Wholesale Corp. (a)                                                     4,300           $   152,091
                                                                                             --------------

Healthcare Distribution & Services - 4.98%
Cardinal Health, Inc.                                                          5,700               338,238
IMS Health, Inc.                                                               5,127               120,638
Pharmaceutical Product Development, Inc. (a)                                   7,000               210,490
                                                                                             --------------
                                                                                                   669,366
                                                                                             --------------

Healthcare Equipment - 3.82%
Beckton, Dickinson & Co.                                                       7,300               266,888
Dionex Corp. (a)                                                               4,200               178,668
Medtronic, Inc.                                                                1,500                68,355
                                                                                             --------------
                                                                                                   513,911
                                                                                             --------------

Household Products - 3.60%
Kimberly-Clark Corp.                                                           5,700               301,017
La-Z-Boy, Inc.                                                                 4,500                90,900
The Gillette Co.                                                               2,900                92,510
                                                                                             --------------
                                                                                                   484,427
                                                                                             --------------

Industrial Conglomerates - 6.53%
3M Co.                                                                         3,000               236,610
Eaton Corp.                                                                    1,400               140,336
General Electric Co.                                                           8,500               246,585
Leggett & Platt, Inc.                                                         10,200               213,078
Tyco International Ltd.                                                        2,000                41,760
                                                                                             --------------
                                                                                                   878,369
                                                                                             --------------

Industrial Machinery - 2.57%
Illinois Tool Works, Inc.                                                      2,800               205,940
Lawson Products, Inc.                                                          2,600                78,000
Lincoln Electric Holdings, Inc.                                                2,500                60,975
                                                                                             --------------
                                                                                                   344,915
                                                                                             --------------

Marine & Rail Transport - 1.38%
Florida East Coast Industries, Inc. - Class A                                  2,000                59,440
Kirby Corp. (a)                                                                4,300               126,334
                                                                                             --------------
                                                                                                   185,774
                                                                                             --------------

Oil & Gas Equipment & Services - 1.34%
BJ Services Co. (a)                                                            5,500               180,455
                                                                                             --------------

See accompanying notes which are an integral part of the financial statements.

                        Marathon Value Portfolio
                Schedule of Investments - October 31, 2003

Common Stocks - 79.38% - continued                                         Shares                Value

Packaged Foods - 3.03%
Campbell Soup Co.                                                             10,000          $    259,200
Sensient Technologies Corp.                                                    7,700               147,840
                                                                                             --------------
                                                                                                   407,040
                                                                                             --------------

Paper/Forest Products - 1.76%
Plum Creek Timber Co., Inc.                                                    8,970               236,359
                                                                                             --------------

Pharmaceutical - 4.03%
Abbott Laboratories, Inc.                                                      4,800               204,576
Bristol-Myers Squibb, Inc.                                                     3,200                81,184
Merck & Co., Inc.                                                              5,800               256,650
                                                                                             --------------
                                                                                                   542,410
                                                                                             --------------

Property & Casualty Insurance - 7.55%
Alleghany Corp. (a)                                                            1,020               205,489
Aon Corp.                                                                      2,500                54,750
Berkshire Hathaway, Inc. - Class B (a)                                           110               285,780
Chubb Corp.                                                                    2,200               146,982
Millea Holdings, Inc. (c)                                                      4,500               273,015
Travelers Property Casualty Corp. - Class A                                    3,000                48,900
                                                                                             --------------
                                                                                                 1,014,916
                                                                                             --------------

Publishing, Printing & Media - 3.69%
Gannett Co., Inc.                                                              1,200               100,932
Liberty Media Corp. - Class A (a)                                             21,179               213,696
Wiley (John) & Sons, Inc. - Class A                                            7,000               182,000
                                                                                             --------------
                                                                                                   496,628
                                                                                             --------------

Real Estate - 5.28%
Alexander's, Inc. (a)                                                            700                75,180
Avatar Holdings, Inc. (a)                                                      4,600               150,236
Crescent Real Estate Equities Trust                                            6,000                92,100
EastGroup Properties, Inc.                                                     2,800                81,620
Federal Realty Investment Trust SBI                                            2,800               106,260
Reading International - Class A (a)                                           17,100               106,020
Trizec Properties, Inc.                                                        7,400                98,790
                                                                                             --------------
                                                                                                   710,206
                                                                                             --------------

Restaurants - 1.10%
McDonald's Corp.                                                               5,900               147,559
                                                                                             --------------
Retail Stores - 1.00%
Office Depot, Inc. (a)                                                         9,000               134,370
                                                                                             --------------

See accompanying notes which are an integral part of the financial statements.

                       Marathon Value Portfolio
                Schedule of Investments - October 31, 2003

Common Stocks - 79.38% - continued                                            Shares                Value

Services- Data Processing - 3.92%
Automatic Data Processing, Inc.                                                5,000          $    188,700
First Data Corp.                                                               3,300               117,810
Total System Services Inc.                                                     8,000               220,640
                                                                                             --------------
                                                                                                   527,150
                                                                                             --------------

Soft Drinks - 1.14%
Coca-Cola Co.                                                                  3,300               153,120
                                                                                             --------------

Specialty Chemicals - 2.68%
PPG Industries, Inc.                                                           4,100               236,365
Valspar Corp.                                                                  2,600               124,020
                                                                                             --------------
                                                                                                   360,385
                                                                                             --------------

Systems Software & Computer Hardware - 0.94%
Microsoft Corp.                                                                1,900                49,685
Sun Microsystems, Inc. (a)                                                    19,500                77,220
                                                                                             --------------
                                                                                                   126,905
                                                                                             --------------

Telephone - 0.43%
BellSouth Corp.                                                                2,200                57,882
                                                                                             --------------

TOTAL COMMON STOCKS (Cost $9,193,272)                                                           10,672,901
                                                                                             --------------

Preferred Stock - 0.83%
Crown, Castle Intl (Cost $110,233)                                               103               112,217
                                                                                             --------------

Corporate Bonds - 3.16%                                                   Principal
                                                                            Value

Allegiance Telecom, Inc. Senior Notes, 12.875%,  5/15/2008 (a) (d)         $ 125,000                42,500
Dollar General Corp. Notes,  8.625%,  6/15/2010                              250,000               280,313
JC Penney, Inc., 6.000%,  5/1/2006                                           100,000               101,750
                                                                                             --------------

TOTAL CORPORATE BONDS (Cost $454,991)                                                              424,563
                                                                                             --------------

U.S. Treasury & Agency Obligations - 7.42%

U. S. Treasury Note, 1.50%, 7/31/2005 (Cost $994,678)                      1,000,000               997,071
                                                                                             --------------

See accompanying notes which are an integral part of the financial statements.

                  Marathon Value Portfolio
         Schedule of Investments - October 31, 2003

Short-Term Investments - 9.14% (b)                                        Principal
                                                                            Value                Value
Repurchase Agreements - 8.18%
Huntington Bank, 11/3/2003                                               $ 1,100,000           $ 1,100,000
                                                                                             --------------
 (Collateralized by FHLMC, 4.00%, 11/15/2026, Market Value $1,104,541)

Money Market Securities - 0.96%
Huntington Money Market Fund IV, 0.24%                                       129,293               129,293
                                                                                             --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $1,229,293)                                                   1,229,293
                                                                                             --------------

TOTAL INVESTMENTS (Cost $11,982,467) - 99.93%                                                 $ 13,436,045
                                                                                             --------------

Other assets less liabilities - 0.07%                                                                8,740
                                                                                             --------------

TOTAL NET ASSETS - 100.00%                                                                    $ 13,444,785
                                                                                             ==============


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.
(c) American Depositary Receipt.
(d) In Default, issuer filed Chapter 11
    bankruptcy

See accompanying notes which are an integral part of the financial statements.

                Marathon Value Portfolio
        Statement of Assets and Liabilities - October 31, 2003


Assets
Investments in securities, at value (cost $11,982,467)                        $ 13,436,045
Interest receivable                                                                 15,078
Dividends receivable                                                                 8,328
                                                                           ----------------
     Total assets                                                               13,459,451
                                                                           ----------------

Liabilities
Accrued advisory fees                                                               12,866
Other payables and accrued expenses                                                  1,800
                                                                           ----------------
     Total liabilities                                                              14,666
                                                                           ----------------

Net Assets                                                                    $ 13,444,785
                                                                           ================

Net Assets consist of:
Paid in capital                                                                 12,236,111
Accumulated net investment income (loss)                                            77,372
Accumulated net realized gain (loss) on investments                               (322,276)
Net unrealized appreciation (depreciation) on investments                        1,453,578
                                                                           ----------------

Net Assets, for 1,164,074 shares                                              $ 13,444,785
                                                                           ================

Net Asset Value,
Offering and redemption price per share ($13,444,785 / 1,164,074)                  $ 11.55
                                                                           ================


See accompanying notes which are an integral part of the financial statements.

                  Marathon Value Portfolio
        Statement of Operations - Year ended October 31, 2003


Investment Income
Dividend income (net of foreign taxes on dividends of $469)                      $ 175,203
Interest income                                                                     74,519
                                                                           ----------------
  Total Income                                                                     249,722
                                                                           ----------------

Expenses
Investment advisor fee                                                             146,797
Trustee expenses                                                                     2,279
                                                                           ----------------
  Total Expenses                                                                   149,076
Reimbursed expenses                                                                 (1,423)
                                                                           ----------------
                                                                           ----------------
Total operating expenses                                                           147,653
                                                                           ----------------
                                                                           ----------------
Net Investment Income (Loss)                                                       102,069
                                                                           ----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                 (159,988)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                      2,345,856
                                                                           ----------------
                                                                           ----------------
Net realized and unrealized gain (loss) on investment securities                 2,185,868
                                                                           ----------------
                                                                           ----------------
Net increase (decrease) in net assets resulting from operations                $ 2,287,937
                                                                           ================

See accompanying notes which are an integral part of the financial statements.

                        Marathon Value Portfolio
                Statements of Changes In Net Assets


                                                                       Year ended       Year ended
Increase (Decrease) in Net Assets                                     Oct. 31, 2003    Oct. 31, 2002
                                                                     ----------------  --------------
Operations
  Net investment income (loss)                                             $ 102,069       $ 103,094
  Net realized gain (loss) on investment securities                         (159,988)        (53,443)
  Change in net unrealized appreciation (depreciation)                     2,345,856      (1,028,596)
                                                                     ----------------  --------------
                                                                     ----------------  --------------
  Net increase (decrease) in net assets resulting from operations          2,287,937        (978,945)
                                                                     ----------------  --------------
Distributions
  From net investment income                                                (103,103)        (88,490)
  From net realized gain                                                           -               -
                                                                     ----------------  --------------
                                                                     ----------------  --------------
  Total distributions                                                       (103,103)        (88,490)
                                                                     ----------------  --------------
Capital Share Transactions
  Proceeds from shares sold                                                1,407,425       4,166,003
  Reinvestment of distributions                                              101,620          82,200
  Amount paid for shares repurchased                                        (535,960)       (188,085)
                                                                     ----------------  --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                 973,085       4,060,118
                                                                     ----------------  --------------
                                                                     ----------------  --------------
Total Increase (Decrease) in Net Assets                                    3,157,919       2,992,683
                                                                     ----------------  --------------

Net Assets
  Beginning of period                                                     10,286,866       7,294,183
                                                                     ----------------  --------------
  End of period [including accumulated net
    investment income (loss) of  $77,372 and $78,406, respectively]     $ 13,444,785    $ 10,286,866
                                                                     ================  ==============

Capital Share Transactions
  Shares sold                                                                141,235         389,958
  Shares issued in reinvestment of distributions                              10,487           7,632
  Shares repurchased                                                         (53,249)        (18,107)
                                                                     ----------------  --------------

  Net increase (decrease) from capital transactions                           98,473         379,483
                                                                     ================  ==============


See accompanying notes which are an integral part of the financial statements.

                             Marathon Value Portfolio
                                Financial Highlights

                                                   Year ended      Year ended     Year ended     Year ended   Year ended
                                                Oct. 31, 2003    Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000  Oct. 31, 1999
                                                -------------    -----------    ------------   ------------   ------------

Selected Per Share Data
Net asset value, beginning of period                  $ 9.65        $ 10.63         $ 10.38         $ 9.23         $ 8.48
                                                -------------    -----------    ------------   ------------   ------------
Income from investment operations
  Net investment income (loss)                          0.09           0.12            0.16           0.08          (0.01)
  Net realized and unrealized gain (loss)               1.91          (0.98)           0.18           1.07           0.78
                                                -------------    -----------    ------------   ------------   ------------
                                                -------------    -----------    ------------   ------------   ------------
Total from investment operations                        2.00          (0.86)           0.34           1.15           0.77
                                                -------------    -----------    ------------   ------------   ------------
Less Distributions to shareholders:
  From net investment income                           (0.10)         (0.12)          (0.09)          0.00          (0.02)
  From net realized gain                                0.00           0.00            0.00           0.00           0.00
                                                -------------    -----------    ------------   ------------   ------------
                                                -------------    -----------    ------------   ------------   ------------
Total distributions                                    (0.10)         (0.12)          (0.09)          0.00          (0.02)
                                                -------------    -----------    ------------   ------------   ------------

Net asset value, end of period                       $ 11.55         $ 9.65         $ 10.63        $ 10.38         $ 9.23
                                                =============    ===========    ============   ============   ============

Total Return                                          20.88%         -8.21%           3.24%         12.46% (a)      9.04%

Ratios and Supplemental Data
Net assets, end of period (000)                     $ 13,445       $ 10,287         $ 7,294        $ 3,782        $ 4,116
Ratio of expenses to average net assets                1.26%          1.28%           1.28%          1.42% (b)      1.48%
Ratio of expenses to average net assets
   before waiver & reimbursement                       1.27%          1.28%           1.29%          1.49%          1.51%
Ratio of net investment income to
   average net assets                                  0.87%          1.11%           1.45%          0.85%         -0.07%
Ratio of net investment income to
   average net assets before waiver & reimbursement    0.86%          1.11%           1.45%          0.79%         -0.11%
Portfolio turnover rate                               46.03%         44.44%          60.79%        207.02%        140.37%


     (a) Effective March 28, 2000 the Fund obtained a new advisor. The total return from March 28, 2000 (date of change in advisor) through October 31, 2000 was 11.37%.

     (b) The rate for the fiscal year ended October 31, 2000 is higher than the rate in the current prospectus due to activity by the predecessor advisor. The predecessor advisor charged higher fees.

See accompanying notes which are an integral part of the financial statements.

Marathon Value Portfolio
Notes To Financial Statements
October 31, 2003

NOTE 1. ORGANIZATION

     Marathon Value Portfolio (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the asset and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund's investment objective is to provide long-term capital appreciation. The Fund's advisor is Spectrum Advisory Services, Inc. ("Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees.

          Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

          Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

          Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Marathon Value Portfolio
Notes To Financial Statements
October 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

        Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

          Foreign currency translation - The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in net unrealized appreciation/depreciation on investments.

          Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Advisor of the Fund is Spectrum Advisory Services, Inc. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the fiscal year ended October 31, 2003, the Advisor earned a fee of $146,797 from the Fund. Effective March 28, 2003, the Advisor has contractually agreed to reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short), taxes and extraordinary expenses, at 1.25% of average daily net assets through October 31, 2006. Prior to that time, the Advisor agreed to reimburse the Fund to maintain the total operating expense at 1.28%. For the fiscal year ended October 31, 2003, the Advisor reimbursed expenses, except brokerage fees and commissions, taxes, fees and expenses of the non-interested person Trustees, and extraordinary expenses of $1,423.

Marathon Value Portfolio
Notes To Financial Statements
October 31, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

       The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, to manage the Fund's business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

          The Fund retains Unified Financial Securities, Inc. (the "Distributor"), to act as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended October 31, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENT TRANSACTIONS

          For the fiscal year ended October 31, 2003, purchases and sales of investment securities, other than short-term investments were as follows:

                                         Amount
                                      -------------
Purchases
     U.S. Government Obligations        $   994,063
     Other                                4,274,265
Sales
     U.S. Government Obligations        $ 1,010,938
      Other                               3,795,521

          As of October 31, 2003, the net unrealized appreciation of investments for tax purposes was as follows:

                                            Amount
                                         ---------------
Gross Appreciation                       $ 1,898,506
Gross (Depreciation)                        (444,928)

                                        ---------------
Net Appreciation on Investments         $  1,453,578
                                         ===============

          At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $11,982,467.

NOTE 5. ESTIMATES

          Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Marathon Value Portfolio
Notes To Financial Statements
October 31, 2003 - continued

NOTE 6. BENEFICIAL OWNERS

          The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2003, Charles Schwab & Co. held, in an omnibus account for the benefit of others, more than 65% of the Fund's shares.

NOTE 7. RISKS RELATING TO FOREIGN SECURITY INVESTMENTS

     Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may therefore affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.

NOTE 8. CAPITAL LOSS CARRYFORWARD

          At October 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $322,276, which is available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

Year of Expiration      Amount
---------------------   ------------
        2006               $ 48,312
        2007               $ 39,608
        2011               $234,356

          To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

          On December 20, 2002, the Fund paid an income distribution of $0.0964 per share to shareholders of record on December 19, 2002.

Marathon Value Portfolio
Notes To Financial Statements
October 31, 2003 - continued

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS - continued

     The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

                                     2003            2002
                                 -------------  ---------------
Ordinary income                     $ 103,103         $ 88,490
Short-term Capital Gain                     -                -
Long-term Capital Gain                      -                -
                                 -------------  ---------------
                                 -------------  ---------------
                                    $ 103,103         $ 88,490
                                 =============  ===============

          As of October 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                     $ 77,372
Undistributed long-term capital gain/(accumulated losses)              (322,276)
Unrealized appreciation/(depreciation)                                1,453,578

                                                                  -------------
                                                                     $ 1,208,674
                                                                  =============
NOTE 10. CHANGE IN ACCOUNTANTS

          On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Fund's independent auditor for the 2003 fiscal year. The Fund's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

          Crowe Chizek's reports on the Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

INDEPENDENT AUDITOR'S REPORT




To The Shareholders and Board of Trustees
Marathon Value Portfolio
(a series of Unified Series Trust)

          We have audited the accompanying statement of assets and liabilities of Marathon Value Portfolio, including the schedule of portfolio investments as of October 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Marathon Value Portfolio as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.


McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 18, 2003

ELECTION OF TRUSTEES - Unaudited

     At a special meeting of the shareholders of the Predecessor Fund held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld             Total

Gary Hippenstiel                      11,300,632.473          987.366          4,698,819.489          16,000,439.33

Stephen A. Little                     11,300,632.473          987.366          4,698,819.489          16,000,439.33

Daniel Condon                         11,300,632.473          987.366          4,698,819.489          16,000,439.33

Ronald C. Tritschler                  11,300,632.473          987.366          4,698,819.489          16,000,439.33

Timothy L. Ashburn                    11,300,632.473          987.366          4,698,819.489          16,000,439.33


              TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Timothy Ashburn(2)              President, Assistant Secretary and       President and Secretary since             28
                                              Trustee                       October 2002; Trustee of
c/o Unified Fund Services,                                              AmeriPrime Advisors Trust since
Inc.                                                                    November 2002, AmeriPrime Funds
431 N. Pennsylvania St.                                                 since December 2002, and Unified
Indianapolis, IN 46204                                                  Series Trust since October 2002

Year of Birth: 1950
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chairman of Unified  Financial  Services,  Inc.  since 1989 and Chief       Unified Financial Services, Inc. since 1989;
Executive  Officer  from  1989  to  1992  and  1994  to  April  2002;                CCMI Funds since July 2003
President of Unified  Financial  Services from November 1997 to April
2000.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1        Length of Time Served         Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Ronald C. Tritschler(3)                       Trustee                   Trustee of AmeriPrime Funds and            28
                                                                           Unified Series Trust since
c/o Unified Fund Services,                                                December 2002 and AmeriPrime
Inc.                                                                   Advisors Trust since November 2002
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief  Executive  Officer,  Director  and legal  counsel  of The Webb                CCMI Funds since July 2003
Companies,  a national  real  estate  company,  from 2001 to present;
Executive  Vice  President  and Director of The Webb  Companies  from
1990 to 2000;  Director,  The Lexington  Bank,  from 1998 to present;
Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                              Position(s) Held with the Fund Complex1 Length of Time Served                      Number of
   Name, Age and Address                                                                                   Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                               by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Thomas G. Napurano             Treasurer and Chief Financial Officer   Since October 2002 for AmeriPrime           N/A
                                                                         Funds and AmeriPrime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
---------------------------------------------------------------------- --------------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                  N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal distributor; Director of Unified
Financial Services, Inc. from 1989 to March 2002; Chief Financial
Officer of CCMI Funds since July 2003.
---------------------------------------------------------------------- --------------------------------------------------------

----------------------------- ---------------------------------------- ----------------------------------- --------------------
                                                                                                                Number of
   Name, Age and Address                 Position(s) Held                    Length of Time Served             Portfolios
                                            with Trust                                                      in Fund Complex(1)
                                                                                                           Overseen by Trustee
----------------------------- ---------------------------------------- ----------------------------------- --------------------
Carol Highsmith                              Secretary                 Since October 2002 for AmeriPrime           N/A
                                                                         Funds and Ameriprime Advisors
c/o Unified Fund Services,                                               Trust; since December 2002 for
Inc.                                                                          Unified Series Trust
431 N. Pennsylvania St.
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- ---------------------------------------- ----------------------------------- --------------------

---------------------------------------------------------------------- --------------------------------------------------------
              Principal Occupations During Past 5 Years                               Other Directorships Held
---------------------------------------------------------------------- --------------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present)                              None
---------------------------------------------------------------------- --------------------------------------------------------

     (1) The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.

     (2) Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.

     (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                          Number of Portfolios in
                                Position(s) Held with the Fund                                  Fund Complex1
                                           Complex1                                                Overseen
Name, Age and Address                                              Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              28
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy             CCMI Funds since July 2003
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                               Position(s) Held with the Fund      Length of Time Served         Number of
                                           Complex1                                             Portfolios in
    Name, Age and Address                                                                       Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment               CCMI Funds since July 2003
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                                   Number of
                                           Complex1                                             Portfolios in
    Name, Age and Address                                           Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              28
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft             CCMI Funds since July 2003
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 788-6086 to request a copy of the SAI or to make shareholder inquiries.

                            PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge: (1) upon request by calling the Fund at (800) 788-6086; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .


     This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

          (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

          (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

          (3) Compliance with applicable governmental laws, rules, and regulations;

          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

          (5) Accountability for adherence to the code.

          (c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

          (d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

          (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

          (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


                                                    SIGNATURES


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                  Date 1/9/04

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Timothy Ashburn

         Timothy Ashburn, President

                                  Date 1/9/04

By  /s/ Thomas G. Napurano

         Thomas Napurano, Treasurer and Chief Financial Officer

Date              1/9/04
    --------------------------------